SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 18, 2024
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Cash	$ 4,216		$ 4,215	$ 28,560
Trust account balance	18,407,880		18,000,701	50,880,604
Interest earned from the trust account	187,179	$ 678,480	2,581,773	3,580,311
Unrecognized tax benefits			0	0
Federal Depository Insurance Coverage	250,000		250,000
Cash held in trust escrow account not yet deposited			55,000		$ 55,000
Common Stock Subject to Mandatory Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Common stock subject to possible redemption value	$ 18,407,880		$ 18,055,701	$ 50,880,604